Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment

	December 31, 2013	December 31, 2012
Cost	7,731.7	12,868.5
Accumulated depreciation and amortization	(2,798.7)	(5,479.6)

	4,933.0	7,388.9

Mining properties, mine development costs, mine plant facilities and mineral interests	4,594.5	6,344.5
Asset retirement costs	86.4	119.3
Other non-mining assets	252.1	925.1

	4,933.0	7,388.9

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2013	December 31, 2012
South African operations	61.6	45.5
Tarkwa Mine	12.9	13.5
Cerro Corona	67.6	71.6

	142.1	130.6